TRADE ACCOUNTS PAYABLE - Summary of Trade Accounts Payable (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Foreign suppliers	$ 493.3	$ 492.5
Domestic suppliers	281.6	190.7
Risk partners	341.9	283.1
Trade accounts payable	$ 1,116.8	$ 966.3